Annual Total Returns - Fidelity Advisor® Communications Equipment Fund [BarChart] - 07.31 Fidelity Advisor Focus Funds AMCIZ Combo PRO-26 - Fidelity Advisor® Communications Equipment Fund - Fidelity Advisor Communications Equipment Fund-Class A
Sep. 29, 2020
Bar Chart Table:
Annual Return 2010	28.85%
Annual Return 2011	(18.90%)
Annual Return 2012	6.18%
Annual Return 2013	26.98%
Annual Return 2014	13.71%
Annual Return 2015	(10.61%)
Annual Return 2016	19.39%
Annual Return 2017	10.94%
Annual Return 2018	3.38%
Annual Return 2019	5.08%